UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    712 Fifth Avenue, 20th Floor
           --------------------------------------------------
            New York, New York 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       General Partner
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III      New York, New York      February 14, 2005
-----------------------------      -------------------      ----------------
          [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                               -------------

Form 13F Information Table Entry Total:        11
                                               -------------

Form 13F Information Table Value Total:        206,062
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           Form 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER        VOTING  AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
AGL RESOURCES INC            COM            001204106    11,833    356,000     SH       SOLE         0    356,000    0    0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
AMEREN CORPORATION           COM            023608102    10,590    211,200     SH       SOLE         0    211,200    0    0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
AMERICAN ELECTRIC POWER INC  COM            025537101    23,389    681,100     SH       SOLE         0    681,100    0    0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
CMS ENERGY CORPORATION       COM            125896100    21,133  2,022,300     SH       SOLE         0  2,022,300    0    0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
CONSTELLATION ENERGY GROUP   COM            210371100    20,994    480,300     SH       SOLE         0    480,300    0    0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
EDISON INTERNATIONAL         COM            281020107    20,477    639,300     SH       SOLE         0    639,300    0    0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
NRG ENERGY INC               COM            629377508    31,717    879,800     SH       SOLE         0    879,800    0    0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
PUGET ENERGY INC             COM            745310102     9,280    375,700     SH       SOLE         0    375,700    0    0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
SIERRA PACIFIC RESOURCES(new)COM            826428104    29,627  2,821,600     SH       SOLE         0  2,821,600    0    0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
TECO ENERGY INC.             COM            872375100    16,541  1,077,607     SH       SOLE         0  1,077,607    0    0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------
UGI CORP (HOLDING CO)        COM            902681105    10,481    256,200     SH       SOLE         0    256,200    0    0
---------------------------- -------------- --------- --------- ----------------- ---------- -------- ---------------- --------

